LEASES - (Details) - USD ($) $ in Thousands						1 Months Ended	12 Months Ended
	Aug. 15, 2025	Sep. 01, 2024	Apr. 03, 2023	Aug. 15, 2022	Apr. 20, 2022	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Right-of-use assets obtained in exchange of lease liabilities							$ 529	$ 388	$ 265
Corresponding lease liabilities in exchange for operating lease right-of-use assets recognized							$ 529	388
Incremental borrowing rate	6.30%	4.00%	3.02%	2.64%	2.48%
Gains on operating lease modification								$ 33
Lease renewal term	3 years
Taiwan office lease agreement
LEASES
Lease term					5 years
Gains on operating lease modification						$ 33
Australia office lease agreement
LEASES
Lease term				3 years
USA San Diego office agreement
LEASES
Lease term			3 years 3 months
Taiwan office parking space lease agreement
LEASES
Lease term		2 years 11 months 1 day
Early termination notice period		30 days